Lease Accounting - Summary of lease cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Relating to the operating lease liabilities	$ 1,721
Relating to short-term leases	887
Total lease cost	$ 2,608